Schedule of Share Based Payment Arrangement, Option, Exercise Price Range (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number outstanding	19,000	19,203
Weighted- Average Remaining Contractual Life (Years)	7 months 2 days	1 year 3 months 25 days
Weighted average exercise price	$ 19.60	$ 19.75
Number exercisable	19,000	19,203
Weighted average exercise price	$ 19.60	$ 19.75
Range One [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise prices	$ 19.60	$ 19.60
Number outstanding	19,000	19,000
Weighted- Average Remaining Contractual Life (Years)	7 months 2 days	1 year 3 months 29 days
Weighted average exercise price	$ 19.60	$ 19.60
Number exercisable	19,000	19,000
Weighted average exercise price	$ 19.60	$ 19.60
Range Two [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number outstanding		203
Weighted- Average Remaining Contractual Life (Years)		7 days
Weighted average exercise price		$ 34.00
Number exercisable		203
Weighted average exercise price		$ 34.00
Range of exercise prices, upper		$ 34.00